Unaudited Interim Condensed Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated deficit
BALANCE, value at Dec. 31, 2011	$ 434,213	$ 54	$ 520,261	$ (86,102)
BALANCE, number of shares at Dec. 31, 2011		5,357,224
Net Income / (Loss)	(4,460)			(4,460)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 13)	1,402	1	1,401
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 13)		105,333
Dividends declared and paid ($0.45)	(2,416)			(2,416)
Repurchase and cancellation of common shares, value (Note 9)	(861)	(1)	(860)
Repurchase and cancellation of common shares, shares (Note 9)		(61,730)
BALANCE, value at Jun. 30, 2012	427,878	54	520,802	(92,978)
BALANCE, number of shares at Jun. 30, 2012		5,400,827
BALANCE, value at Dec. 31, 2012	116,746	54	520,946	(404,254)
BALANCE, number of shares at Dec. 31, 2012		5,400,810
Net Income / (Loss)	1,964			1,964
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 13)	600		600
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 13)		12,000
Repurchase and cancellation of common shares, value (Note 9)	0
BALANCE, value at Jun. 30, 2013	$ 119,310	$ 54	$ 521,546	$ (402,290)
BALANCE, number of shares at Jun. 30, 2013		5,412,810